UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2008

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2008

Investments	Shares	Value (000)
COMMON STOCKS 98.13%

Advertising Agency 2.42%
Interpublic Group of Cos., Inc. (The) *	15,091,321	$116,958

Auto Parts: After Market 2.01%
Genuine Parts Co.	2,413,791	97,058

Auto Parts: Original Equipment 0.78%
ArvinMeritor, Inc.	2,895,449	37,757

Banks 5.09%
Comerica, Inc.	1,937,800	63,540
Fifth Third Bancorp	3,881,857	46,194
M&T Bank Corp.	787,300	70,267
Zions Bancorp	1,707,526	66,081
Total		246,082

Beverage: Soft Drinks 1.69%
Coca-Cola Enterprises, Inc.	4,862,250	81,540

Building: Materials 0.76%
Owens Corning, Inc. *	1,543,400	36,903

Chemicals 1.81%
Eastman Chemical Co.	1,585,455	87,295

Commercial Information Services 1.56%
Arbitron, Inc. (a)	1,689,054	75,484

Communications Technology 6.77%
ADC Telecommunications, Inc. * (a)	6,925,404	58,520
JDS Uniphase Corp. * (a)	11,885,291	100,549
McAfee, Inc. *	3,254,850	110,535
Tellabs, Inc. *	14,222,663	57,744
Total		327,348

Computer Services, Software & Systems 1.03%
Sybase, Inc. *	1,617,432	49,526

Consumer Products 2.03%
Snap-on, Inc.	1,865,841	98,255

Containers & Packaging: Paper & Plastic 2.66%
Pactiv Corp. *	5,169,808	128,366

Diversified Manufacturing 1.93%
Ball Corp.	2,365,369	93,408

Diversified Production 0.33%
Pentair, Inc.	467,100	16,148

Drug & Grocery Store Chains 3.47%
Kroger Co. (The)	3,419,400	93,965
Safeway, Inc.	3,109,348	73,754
Total		167,719

Drugs & Pharmaceuticals 4.91%
King Pharmaceuticals, Inc. *	11,670,169	111,800
Mylan, Inc. *	10,988,571	125,490
Total		237,290

Electronics: Semi-Conductors/Components 0.59%
Marvell Technology Group Ltd. *	3,039,500	28,267

Engineering & Contracting Services 0.87%
KBR, Inc.	2,746,386	41,937

Foods 3.30%
Dean Foods Co. *	2,862,726	66,873
Smithfield Foods, Inc. *	4,283,118	68,016
Tyson Foods, Inc. Class A	2,050,700	24,485
Total		159,374

Health & Personal Care 1.31%
HealthSouth Corp. *	3,440,256	63,404

Identification Control & Filter Devices 0.95%
Hubbell, Inc. Class B	1,311,087	45,954

Insurance: Life 0.45%
Conseco, Inc. *	6,152,145	21,655

Insurance: Multi-Line 1.90%
ACE Ltd.	1,693,100	91,647

Insurance: Property-Casualty 1.16%
PartnerRe Ltd.	826,638	56,286

Machinery: Engines 1.11%
Cummins, Inc.	1,222,256	53,437

Machinery: Oil Well Equipment & Services 1.80%
Halliburton Co.	2,692,995	87,226

Medical & Dental Instruments & Supplies 1.84%
Covidien Ltd.	1,653,735	88,905

Metal Fabricating 2.08%
Timken Co. (The)	3,550,584	100,659

Milling: Fruit & Grain Processing 0.60%
Archer Daniels Midland Co.	1,317,380	28,864

Miscellaneous: Equipment 1.17%
W.W. Grainger, Inc.	652,166	56,719

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2008

Investments	Shares	Value (000)
Multi-Sector Companies 0.47%
Textron, Inc.	774,100	$22,666

Offshore Drilling 1.39%
Transocean, Inc. *	610,047	67,007

Oil: Crude Producers 3.18%
EOG Resources, Inc.	937,335	83,854
Range Resources Corp.	1,629,300	69,848
Total		153,702

Paints & Coatings 0.91%
Valspar Corp. (The)	1,979,659	44,127

Paper 0.98%
MeadWestvaco Corp.	2,034,907	47,434

Publishing: Miscellaneous 2.20%
Idearc, Inc.	6,929,792	8,662
R.R. Donnelley & Sons Co.	3,980,677	97,646
Total		106,308

Publishing: Newspapers 0.51%
Gannett Co., Inc.	1,464,500	24,765

Restaurants 1.58%
Brinker International, Inc.	4,281,120	76,589

Retail 3.35%
Foot Locker, Inc.	3,280,203	53,008
Macy’s, Inc.	3,124,782	56,184
OfficeMax, Inc. (a)	5,947,253	52,871
Total		162,063

Savings & Loan 0.53%
Sovereign Bancorp, Inc.	6,465,147	25,537

Services: Commercial 1.62%
Allied Waste Industries, Inc. *	7,068,003	78,525

Tires & Rubber 1.39%
Goodyear Tire & Rubber Co. (The) *	4,385,300	67,139

Utilities: Electrical 10.24%
Ameren Corp.	3,438,281	134,196
CMS Energy Corp.	9,819,558	122,450
NiSource, Inc.	6,958,784	102,712
Northeast Utilities	5,284,992	135,560
Total		494,918

Utilities: Gas Distributors 0.61%
Southwest Gas Corp.	978,661	29,614

Utilities: Telecommunications 10.79%
CenturyTel, Inc.	3,200,069	117,283
EMBARQ Corp.	3,518,073	142,658
Qwest Communications International, Inc.	41,778,261	134,944
Windstream Corp.	11,595,026	126,850
Total		521,735

Total Common Stocks (cost $5,479,452,613)		4,743,600

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.03%

Repurchase Agreement
Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $100,180,000 of Federal Home Loan Bank at 2.98% due 1/19/2010; value: $100,075,813; proceeds: $98,111,452 (cost $98,108,727)	$98,109	98,109

Total Investments in Securities 100.16% (cost $5,577,561,340)		4,841,709

Liabilbites in Excess of Other Assets (0.16%)		(7,641)
Net Assets 100.00%		$4,834,068

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)         Fair Value Measurements—The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$4,743,599,957	$—
Level 2 - Other Significant Observable Inputs	98,108,727	—
Total	$4,841,708,684	$—

3.   FEDERAL TAX INFORMATION

As of September 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$5,605,774,736
Gross unrealized gain	472,404,339
Gross unrealized loss	(1,236,470,391)
Net unrealized security loss	$(764,066,052)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended September 30, 2008:

Affiliated Issuer	Balance of Shares Held at 12/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2008	Value at 9/30/2008	Realized Gain (Loss) 1/1/2008 to 9/30/2008(a)	Dividend Income 1/1/2008 to 9/30/2008(a)
AbitibiBowater, Inc. (b)	4,643,479	723,700	(5,367,179)	—	$—	$(116,389,080)	$—
ADC Telecommunications, Inc.	7,195,304	525,600	(795,500)	6,925,404	58,519,664	(4,074,282)	—
Arbitron, Inc.	1,703,854	95,800	(110,600)	1,689,054	75,483,823	(334,863)	524,926
Chemtura Corp.(b)	12,325,088	—	(12,325,088)	—	—	(781,392)	610,783
Conseco, Inc. (b)	10,094,417	761,900	(4,704,172)	6,152,145	—	(9,714,727)	—
Interpublic Group of Cos., Inc. (The) (b)	25,017,421	875,500	(10,801,600)	15,091,321	—	(2,012,504)	—
JDS Uniphase Corp.	17,412,291	758,700	(6,285,700)	11,885,291	100,549,562	(54,663,657)	—
King Pharmaceuticals, Inc. (b)	15,273,869	692,500	(4,296,200)	11,670,169	—	(23,842,114)	—
OfficeMax, Inc.	5,702,353	600,400	(355,500)	5,947,253	52,871,079	(7,785,867)	2,644,344
Openwave Systems, Inc. (b)	6,323,893	166,510	(6,490,403)	—	—	(5,444,071)	—
R.H. Donnelley Corp. (b)	5,401,174	2,536,000	(7,937,174)	—	—	(267,730,543)	—
Sybase, Inc.(b)	4,704,203	—	(3,086,771)	1,617,432	—	1,717,769	—
Total					$287,424,128	$(491,055,331)	$3,780,053

(a)  Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(b)  No longer an affiliated issuer as of September 30, 2008.

Notes to Schedule of Investments (unaudited)(concluded)

5.   RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and disclosures.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 21, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 21, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 21, 2008